Operationas (Details 7 - Textuals 2) R$ in Thousands						12 Months Ended
		Dec. 26, 2022	Dec. 21, 2022 BRL (R$) Number	Oct. 26, 2022 BRL (R$)	Nov. 01, 2021 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Mar. 31, 2022 BRL (R$)	Feb. 15, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 21, 2021 BRL (R$)	Jul. 31, 2021 BRL (R$) shares	May 31, 2021 BRL (R$)
Operational context
Agreed to pay amounts to certain shareholders of acquiree						R$ 351,630			R$ 236,289
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.
Operational context
Contributed in cash							R$ 124,000				R$ 318,646
Earn-out cash structure as part of consideration transferred				R$ 40,000				R$ 164,000
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Second quarter of 2022
Operational context
Earn-out cash structure as part of consideration transferred											56,892
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Second quarter of 2023
Operational context
Earn-out cash structure as part of consideration transferred											168,078
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | March 31, 2023
Operational context
Contributed in cash				4,720
Earn-out cash structure as part of consideration transferred								R$ 40,000
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | January 2023
Operational context
Contributed in cash				7,794
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | February 2023
Operational context
Contributed in cash				3,864
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | April 2023 to February 2025
Operational context
Number of monthly installments		24
Fixed monthly installments amount				R$ 1,288
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | April 2023 to February 2025 | Minimum
Operational context
Loans and borrowings, interest rate basis				range of 130
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | April 2023 to February 2025 | Maximum
Operational context
Loans and borrowings, interest rate basis				140% of CDI
Zenvia Brazil | Sensedata Tecnologia Ltda.
Operational context
Cash up front consideration transferred					R$ 30,112
Estimated earn-out structure based payment on the fulfillment of gross margin targets										R$ 40,407
Percentage of reasonably possible decrease in consideration based on achievement			50.00%		50.00%
Percentage of reasonably possible increase in consideration based on achievement			50.00%		50.00%
Amount of reasonably possible increase in consideration based on achievement			R$ 21,577		R$ 35,018
Amount of reasonably possible decrease in consideration based on achievement			72,488		100,349
Intangible assets - Digital platform	[1]				48,271
Intangible assets - Customer portfolio					720
Goodwill					20,812
Agreed to pay amounts to certain shareholders of acquiree			R$ 23,751
Contributed in cash						R$ 18,000
Number of monthly installments | Number			24
Consideration transferred					71,923
Earn-out cash structure as part of consideration transferred					R$ 35,018
Zenvia Brazil | Sensedata Tecnologia Ltda. | Minimum
Operational context
Loans and borrowings, interest rate basis			range of 130
Zenvia Brazil | Sensedata Tecnologia Ltda. | Maximum
Operational context
Loans and borrowings, interest rate basis			140% of CDI			140% of CDI
Zenvia Brazil | Sensedata Tecnologia Ltda. | 2023
Operational context
Number of monthly installments | Number			12
Fixed monthly installments amount										R$ 479
Zenvia Brazil | Sensedata Tecnologia Ltda. | December 2023
Operational context
Estimated earn-out structure based payment on the fulfillment of gross margin targets			R$ 20,000
Zenvia Brazil | Sensedata Tecnologia Ltda. | Class A common shares
Operational context
Shares issued as consideration | shares					94,200
Consideration transferred as shares					R$ 6,793
Zenvia Brazil | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.
Operational context
Intangible assets - Digital platform											58,489
Intangible assets - Customer portfolio											1,482
Goodwill											607,980
Contributed in cash											R$ 19,000	R$ 21,000
Percentage of voting equity interests acquired											100.00%
Consideration transferred											R$ 716,428
Gross contractual amount of trade and other receivables											16,998
Contractual cash flows not expected to be collected for acquired receivables											R$ 482
Zenvia Brazil | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Class A common shares
Operational context
Shares issued as consideration | shares											1,942,750
Consideration transferred as shares											R$ 132,812
Smarkio Tecnologia Ltda [Member]
Operational context
Cash up front consideration transferred											2,628
Intangible assets - Digital platform											22,037
Intangible assets - Customer portfolio											3,491
Goodwill											R$ 21,726
Smarkio Tecnologia Ltda [Member] | Sensedata Tecnologia Ltda. | 2023 | Minimum
Operational context
Loans and borrowings, interest rate basis						range of 130

[1]	The fair value of R$48,271 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date.